Net Debt - Summary of Cash and Cash Equivalents, Net of Overdrafts (Detail) - USD ($) $ in Millions	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Cash and cash equivalents if different from statement of financial position [abstract]
Total cash and cash equivalents	$ 18,532	$ 11,894	$ 12,501
Bank overdrafts and short-term borrowings	0	(1)	(3)
Total cash and cash equivalents, net of overdrafts	$ 18,532	$ 11,893	$ 12,498	$ 12,423